Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities
The carrying values of accounts payable and accrued liabilities were as follows:

	December 31,
	2016	2015
	(In thousands)
Accounts payable	$258,203	$223,514
Current deferred revenue	80,503	101,460
Wages, severance and related taxes	76,157	86,389
Accrued rebates	33,071	29,997
Employee benefits	24,395	27,482
Accrued interest	27,202	25,188
Other (individual items less than 5% of total current liabilities)	69,012	52,733
Accounts payable and accrued liabilities	$568,543	$546,763

The majority of our accounts payable balance is due to trade creditors. Our accounts payable balance as of December 31, 2016 and 2015 included $12.4 million and $11.8 million, respectively, of amounts due to banks under a commercial acceptance draft program. All accounts payable outstanding under the commercial acceptance draft program are expected to be settled within one year.
See further discussion of the accrued severance balance in Note 13 below.